Mine properties, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about Mine properties, plant and equipment [Table Text Block]
	Office and			Buildings,
	Computer		Mine	Plant and	Construction
	Equipment	Vehicles	Properties	Equipment	In Progress	Total
Cost
Balance at December 31, 2020	$919	$261	$91,444	$153,743	$8,308	$254,675
Additions	3,278	-	7,884	6,122	11,639	28,923
Disposals	(177)	-	-	(6)	-	(183)
Reclassifications	-	-	-	14,862	(14,862)	-
Effects of changes in foreign exchange rates	(52)	(18)	(4,851)	(11,487)	28	(16,380)
Balance at December 31, 2021	$3,968	$243	$94,477	$163,234	$5,113	$267,035
Additions	2,530	61	7,147	6,788	27,575	44,101
Disposals	(152)	-	-	(4,205)	-	(4,357)
Reclassifications	-	-	-	3,523	(3,523)	-
Effects of changes in foreign exchange rates	42	17	4,831	10,963	259	16,112
Balance at December 31, 2022	$6,388	$321	$106,455	$180,303	$29,424	$322,891
	Office and			Buildings,
	Computer		Mine	Plant and	Construction
	Equipment	Vehicles	Properties	Equipment	In Progress	Total
Accumulated Depreciation
Balance at December 31, 2020	$523	$261	$26,940	$77,986	$-	$105,710
Depreciation	194	-	7,069	15,031	-	22,294
Disposals	(177)	-	-	(6)	-	(183)
Effects of changes in foreign exchange rates	(32)	(18)	(1,559)	(5,836)	-	(7,445)
Balance at December 31, 2021	$508	$243	$32,450	$87,175	$-	$120,376
Depreciation	1,198	5	4,701	18,270	-	24,174
Disposals	(152)	-	-	(4,205)	-	(4,357)
Effects of changes in foreign exchange rates	21	17	1,595	5,828	-	7,461
Balance at December 31, 2022	$1,575	$265	$38,746	$107,068	$-	$147,654
Net Book Value
At December 31, 2021	$3,460	$-	$62,027	$76,059	$5,113	$146,659
At December 31, 2022	$4,813	$56	$67,709	$73,235	$29,424	$175,237